Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Cloud software and service revenue			$ 23,871	$ 12,153
Product revenue	$ 54,000	$ 74,000	283	263
Total operating revenues			$ 24,154	$ 12,416